New and Revised Accounting Standards (Details Textual) - Jan. 01, 2019 $ in Thousands	CAD ($)	USD ($)
New and Revised Accounting Standards [Line Items]
Lease liabilities		$ 1,000,000
Right-of-use assets	$ 1,000,000